Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		July 31, 2022

Shares	COMMON STOCKS - 97.45%	Value
	Air Freight & Logistics - 4.72%
373,000	Radiant Logistics, Inc. (a)	$2,704,250
		2,704,250
	Auto Components - 1.45%
40,000	Motorcar Parts of America, Inc. (a)	602,800
7,792	Strattec Security Corp. (a)	231,423
		834,223
	Banks - 1.55%
25,000	First Internet Bancorp	886,250
		886,250
	Building Products - 1.11%
29,000	PGT Innovations, Inc. (a)	635,100
		635,100
	Capital Markets - 9.85%
223,588	Heritage Global, Inc. (a)	373,392
200,500	Silvercrest Asset Management Group, Inc. - Class A	3,568,900
406,600	U.S. Global Investors, Inc. - Class A	1,703,654
		5,645,946
	Chemicals - 4.89%
155,520	Flexible Solutions International, Inc. - ADR (a)(b)	363,139
218,829	Northern Technologies International Corp.	2,439,943
		2,803,082
	Commercial Services & Supplies - 2.67%
30,000	CECO Environmental Corp. (a)	232,500
127,000	Perma-Fix Environmental Services, Inc. (a)	669,290
150,000	Quest Resource Holding Corp. (a)	630,000
		1,531,790
	Communications Equipment - 3.60%
5,000	Aviat Networks, Inc. (a)	146,900
113,179	Ceragon Networks, Ltd. - ADR (a)(b)	294,265
34,000	Digi International, Inc. (a)	968,660
142,000	PC-Tel, Inc.	654,620
		2,064,445
	Construction & Engineering - 3.07%
45,703	Bowman Consulting Group Ltd. (a)	627,502
10,288	IES Holdings, Inc. (a)	339,504
25,223	Northwest Pipe Co. (a)	790,741
		1,757,747
	Diversified Consumer Services - 2.47%
90,000	Lincoln Educational Services Corp. (a)	651,600
95,000	Universal Technical Institute, Inc. (a)	763,800
		1,415,400
	Diversified Financial Services - 1.96%
32,000	A-Mark Precious Metals, Inc.	969,600
8,697	SWK Holdings Corp. (a)	157,155
		1,126,755
	Diversified Telecommunication Services - 0.52%
25,000	Ooma, Inc. (a)	298,250
		298,250
	Electrical Equipment - 0.79%
75,000	LSI Industries, Inc.	453,750
		453,750
	Electronic Equipment, Instruments & Components - 3.07%
27,100	Bel Fuse, Inc. - Class B	670,183
73,523	Coda Octopus Group, Inc. (a)	364,674
33,000	Identiv, Inc. (a)	446,820
100,300	Powerfleet, Inc. (a)	275,825
		1,757,502
	Energy Equipment & Services - 1.32%
300,000	CSI Compressco LP	387,000
317,495	Profire Energy, Inc. (a)	371,469
		758,469
	Entertainment - 1.12%
352,605	WildBrain Ltd. - ADR (a)(b)	644,245
		644,245
	Food Products - 0.49%
200,000	MamaMancini's Holdings, Inc. (a)	284,000
		284,000
	Health Care Providers & Services - 2.18%
3,000	Addus HomeCare Corp. (a)	278,430
45,000	InfuSystem Holdings, Inc. (a)	439,650
99,000	Quipt Home Medical Corp. - ADR (a)(b)	533,610
		1,251,690
	Health Care Technology - 0.55%
85,000	iCAD, Inc. (a)	317,050
		317,050
	Hotels, Restaurants & Leisure - 1.82%
84,000	Century Casinos, Inc. (a)	708,120
90,000	Galaxy Gaming, Inc. (a)	333,000
		1,041,120
	Household Durables - 5.08%
25,000	Green Brick Partners, Inc. (a)	670,000
91,500	Legacy Housing Corp. (a)	1,242,570
58,049	Singing Machine Co., Inc. (a)	442,333
59,062	VOXX International Corp. (a)	558,727
		2,913,630
	Interactive Media & Services - 0.89%
103,800	DHI Group, Inc. (a)	507,582
		507,582
	Internet & Direct Marketing Retail - 0.31%
150,000	Polished.com, Inc. (a)	177,000
		177,000
	IT Services - 3.51%
80,000	Information Services Group, Inc.	596,800
50,000	PFSweb, Inc. (a)	545,500
314,400	Research Solutions, Inc. (a)	580,068
132,077	Usio, Inc. (a)	287,928
		2,010,296
	Machinery - 6.37%
65,000	Commercial Vehicle Group, Inc. (a)	500,500
44,721	Gencor Industries, Inc. (a)	443,185
35,000	Mayville Engineering Co, Inc. (a)	249,900
43,800	Miller Industries, Inc.	1,052,514
40,000	The Shyft Group, Inc.	1,037,600
245,400	TechPrecision Corp. (a)	368,100
		3,651,799
	Marine - 1.08%
25,000	Euroseas Ltd. - ADR (b)	617,500
		617,500
	Metals & Mining - 3.03%
88,104	Ampco-Pittsburgh Corp. (a)	387,658
65,000	Fortitude Gold Corp.	393,250
322,500	Gold Resource Corp.	567,600
100,000	McEwen Mining, Inc. (a)	389,000
		1,737,508
	Mortgage Real Estate Investment Trusts - 1.49%
60,000	Chicago Atlantic Real Estate Finance, Inc.	853,200
		853,200
	Oil & Gas & Consumable Fuels - 2.03%
172,367	Evolution Petroleum Corp.	1,163,477
		1,163,477
	Pharmaceuticals - 4.23%
280,000	Assertio Holdings, Inc. (a)	1,092,000
40,000	Harrow Health, Inc. (a)	268,800
7,078	Journey Medical Corp. (a)	26,401
30,500	Opiant Pharmaceuticals, Inc. (a)	313,235
70,000	ProPhase Labs, Inc.	723,800
		2,424,236
	Professional Services - 8.85%
39,500	BGSF, Inc.	513,895
5,000	CRA International, Inc.	495,050
160,800	DLH Holdings Corp. (a)	2,854,200
40,000	Hudson Global, Inc. (a)	1,127,600
8,000	Where Food Comes From, Inc. (a)	84,160
		5,074,905
	Semiconductors & Semiconductor Equipment - 2.58%
60,000	AXT, Inc. (a)	526,200
40,000	Photronics, Inc. (a)	952,400
		1,478,600
	Software - 2.71%
21,720	American Software, Inc. - Class A	388,353
90,000	Asure Software, Inc. (a)	513,000
30,000	eGain Corp. (a)	265,800
98,000	Immersion Corp. (a)	389,060
		1,556,213
	Specialty Retail - 0.59%
20,000	GrowGeneration Corp. (a)	97,000
210,000	Xcel Brands, Inc. (a)	239,400
		336,400
	Technology Hardware, Storage & Peripherals - 1.87%
80,000	Immersion Corp. (a)	452,000
39,000	TransAct Technologies, Inc. (a)	175,500
34,000	Turtle Beach Corp. (a)	442,000
		1,069,500
	Textile, Apparel & Luxury Goods - 1.56%
14,000	Delta Apparel, Inc. (a)	327,460
10,000	Lakeland Industries, Inc. (a)	160,400
22,000	Superior Group of Cos., Inc.	406,120
		893,980
	Trading Companies & Distributors - 1.19%
8,500	BlueLinx Holdings, Inc. (a)	680,000
		680,000
	Water Utilities - 0.88%
48,000	Pure Cycle Corp. (a)	506,880
		506,880

	TOTAL COMMON STOCKS (Cost $38,093,586)	$55,863,770

Contracts	WARRANTS - 0.00% (g)
	Household Durables - 0.00%
33,333	Singing Machine Co., Inc.
	Expiration: 08/06/2026, Exercise Price $10.50 (a)(d)(e)(f)	$0

	TOTAL WARRANTS (Cost $0)	$0

Shares	SHORT-TERM INVESTMENTS - 2.83%
	Money Market Funds - 2.83%
1,622,671	First American Government Obligations Fund, Class X, 1.44% (c)	$1,622,671

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,622,671)	$1,622,671

	Total Investments (Cost $39,716,257) - 100.28%	$57,486,441
	Liabilities in Excess of Other Assets - (0.28)%	(157,924)
	TOTAL NET ASSETS - 100.00%	$57,328,517

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven-day yield as of July 31, 2022.
(d)	This security is deemed to be illiquid. This security represents $0 of value or 0.00% of net assets.
(e)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.” The value of this security is $0 or 0.00% of the Fund’s net assets. This security is deemed to be liquid.

(f)	The prices for these securities were derived from estimates of fair value using methods approved by the Fund's Board of Directors. These securities represent $0 of value or 0.00% of net assets.
(g)	Less than 0.1%.